MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

Master Limited Partnerships and Related Companies - 96.5%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 37.0%(1)
United States - 37.0%(1)
BP Midstream Partners, L.P.	1,300,000	$19,318,000
Buckeye Partners, L.P.	700,000	28,721,000
Genesis Energy, L.P. - Class A	3,300,000	68,442,000
Magellan Midstream Partners, L.P.	850,000	56,678,000
MPLX, L.P.	2,100,000	58,611,000
Phillips 66 Partners, L.P.	725,000	39,853,250
Plains All American Pipeline, L.P.	3,400,000	72,862,000
Plains GP Holdings, L.P. - Class A	3,400,000	74,528,000
Semgroup Corporation - Class A	1,600,000	14,144,000
Shell Midstream Partners, L.P.	1,700,000	32,657,000
		465,814,250
Natural Gas/Natural Gas Liquid Pipelines and Storage - 38.7%(1)
United States - 38.7%(1)
Energy Transfer, L.P.	11,400,000	155,154,000
Enterprise Products Partners, L.P.	4,100,000	116,891,000
Equitrans Midstream Corporation	450,000	6,070,500
Kinder Morgan, Inc.	2,900,000	58,783,000
ONEOK, Inc.	500,000	35,640,000
Williams Companies, Inc.	4,900,000	115,640,000
		488,178,500
Natural Gas Gathering/Processing - 20.8%(1)
United States - 20.8%(1)
Antero Midstream Corporation	5,250,000	37,327,500
Enlink Midstream, LLC	8,100,000	64,314,000
Targa Resources Corporation	2,500,000	90,300,000
Western Midstream Partners, L.P.	2,987,000	68,820,480
		260,761,980
Total Master Limited Partnerships and Related Companies (Cost $1,152,933,017)		1,214,754,730

Total Investments - 96.5% (Cost $1,152,933,017)(1)		1,214,754,730
Other Assets in Excess of Liabilities - 3.5%(1)		43,601,782
Net Assets Applicable to Common Stockholders - 100.0%(1)		$1,258,356,512

(1)	Calculated as a percentage of net assets applicable to common stockholders.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows:

Cost of investments	$1,152,933,017
Gross unrealized appreciation	187,492,157
Gross unrealized depreciation	(125,670,444)
Net unrealized appreciation	$61,821,713

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2019	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$1,214,754,730	$1,214,754,730	$-	$-
Total	$1,214,754,730	$1,214,754,730	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2019.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.